Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Disclosure [Abstract]
Share-Based Payment Arrangement, Option, Activity [Table Text Block]

A summary of stock option activity for the three months ended March 31, 2025, is as follows (in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2024	583,974	$4.20
Granted	-	N/A
Exercised	-	N/A
Cancelled/forfeited/expired	(10,487)	3.96
Outstanding at March 31, 2025	573,127	$4.25

Exercisable at March 31, 2025	397,127	$5.23

A summary of stock option activity for the year ended December 31, 2024, is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at January 1, 2024	766,142	$3.76
Granted	-	N/A
Exercised	(11,999)	1.98
Cancelled/forfeited/expired	(170,169)	3.60
Outstanding at December 31, 2024	583,974	4.20

Exercisable at December 31, 2024	407,974	$4.20

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The grant-date fair values of the Company’s stock options awards were estimated using the following assumptions:

	Year Ended December 31,
	2024	2023
Risk free interest rate	N/A	4.44%
Expected term (years)	N/A	5.0
Expected volatility	N/A	204%
Expected dividend yield	N/A	0%

Nonvested Restricted Stock Shares Activity [Table Text Block]

A summary of RSA activity for the three-month periods ended March 31, 2025 is as follows (in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	74,312	$1.82
Granted	19,536	1.28
Vested	(11,017)	1.36
Forfeited	-	N/A
Unvested at March 31, 2025	82,831	$1.75

A summary of RSA activity for the year December 31, 2024, is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	189,893	$2.28
Granted	96,893	2.26
Vested	(214,913)	2.41
Forfeited	-	N/A
Unvested at December 31, 2024	71,873	$1.81